DEUTSCHE ASSET MANAGEMENT


[graphic omitted]


Mutual Fund

                                 Annual Report

                                                               December 31, 2001

                                                                   Institutional


LIQUID ASSETS FUND



                                                               [graphic omitted]
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS


     LETTER TO SHAREHOLDERS ............................................  3

     LIQUID ASSETS FUND INSTITUTIONAL
        Statement of Assets and Liabilities ............................  5
        Statement of Operations ........................................  6
        Statements of Changes in Net Assets ............................  7
        Financial Highlights ...........................................  8
        Notes to Financial Statements ..................................  9
        Report of Independent Accountants .............................. 11
        Tax Information ................................................ 11

     LIQUID ASSETS PORTFOLIO
        Schedule of Portfolio Investments .............................. 12
        Statement of Assets and Liabilities ............................ 15
        Statement of Operations ........................................ 16
        Statements of Changes in Net Assets ............................ 17
        Financial Highlights ........................................... 18
        Notes to Financial Statements .................................. 19
        Report of Independent Accountants .............................. 21

        FUND TRUSTEES AND OFFICERS ..................................... 22



               ---------------------------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
               ---------------------------------------------------


--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We are pleased to present you with this annual report for Liquid Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE FEDERAL RESERVE BOARD EASED INTEREST RATES ELEVEN TIMES OVER THE COURSE OF THE YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
o These interest rate cuts, totaling 4.75%, caused the yield curve to steepen sharply.
o This campaign of easing monetary policy, particularly in the year's second half, was the most concentrated effort to rejuvenate the economy in the central bank's history.
o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

THE MONEY MARKETS WERE PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
o The tragic events of September 11 only heightened the degree of economic uncertainty.
o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.

TWO NOTABLE EVENTS CAPTURED THE MONEY MARKETS' ATTENTION TOWARD THE END OF THE YEAR.
o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the money markets remain unclear, as the company was a major player with great exposure in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
o Finally, turmoil in Argentina led to a default on its debt, devaluation of its currency and a succession of five presidents in a two-week period at the end of December. The fallout from this debacle was felt throughout the emerging markets, supporting a flight-to-quality toward the US money markets.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce competitive yields in Liquid Assets Fund Institutional for the annual period.



----------------------------------------------------------------------------------------------------------------------------
                                             CUMULATIVE TOTAL RETURNS      AVERAGE ANNUAL TOTAL RETURNS        ANNUALIZED
                                     1 Year 3 Years 5 Years     Since 1 Year 3 Years 5 Years      Since   7 Day     7 Day
   Periods Ended                                          Inception 2                       Inception 2 Current Effective
   December 31, 2001                                                                                      Yield     Yield
----------------------------------------------------------------------------------------------------------------------------
 Liquid Assets Fund Institutional 1    4.31%  16.84%  30.27%    37.80%  4.31%   5.32%   5.43%      5.44%   2.30% 3   2.32% 3
----------------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier Institutional
   Money Funds Average 4               3.93%  15.94%  28.86%    35.76%  3.93%   5.05%   5.20%      5.22%   1.80%     1.82%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is December 11, 1995. Benchmark returns are for the period beginning December 31, 1995.
3 The investment advisor and administrator contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 2.21% and 2.23%, respectively.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
Yankee Certificates of Deposit                      11%
Money Market Funds                                   9%
Repurchase Agreements                               11%
Commercial Paper                                    29%
US Govt. Agency                                      5%
Eurodollar Certificates of Deposit                   8%
Eurodollar Time Deposits                             5%
Floating Rate Notes                                 19%
Funding Agreements (Illiquid Securities)             3%



We maintained an aggressive average weighted maturity, generally of at least 50 days, for most of the annual period, as we anticipated lower interest rates throughout the year. At the same time, we concentrated our investments in high-quality issuers and Federal agency securities. As the US economic slowdown accelerated and equity markets continued to slide, the credit quality of many corporations deteriorated. Finding and purchasing high-quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

MANAGER OUTLOOK
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts and durable goods (example: transportation). We believe we may be nearing the end of the Federal Reserve Board's easing cycle and at the start of the recovery stage in the US economy. In light of this uncertainty, we intend to maintain a neutral stance and to add high-quality floating-rate securities to the Portfolio while we monitor the future direction of interest rates. We also intend to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish. In addition, we believe that Federal Reserve Board Chairman Greenspan will likely be forced to keep interest rates low and steady for a long period of time to prevent any chance of a double-dip recession.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Liquid Assets Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.

/S/ SIGNATURE

Darlene M. Rasel
Portfolio Manager of Liquid Assets Portfolio
December 31, 2001




--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


                                                                                               DECEMBER 31, 2001
ASSETS
   Investment in the Liquid Assets Portfolio, at value ..........................................  $3,068,019,680
   Prepaid expenses and other ...................................................................           8,272
                                                                                                   --------------
Total assets ....................................................................................   3,068,027,952
                                                                                                   --------------
LIABILITIES
   Due to administrator .........................................................................         127,454
   Dividend payable .............................................................................       5,904,852
   Accrued expenses and other ...................................................................          15,654
                                                                                                   --------------
Total liabilities ...............................................................................       6,047,960
                                                                                                   --------------
NET ASSETS ......................................................................................  $3,061,979,992
                                                                                                   ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................................  $3,061,877,387
   Accumulated net realized gain from investment transactions ...................................         102,605
                                                                                                   --------------
NET ASSETS ......................................................................................  $3,061,979,992
                                                                                                   ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .......................................................   3,061,877,387
                                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...................................................  $         1.00
                                                                                                   ==============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



                                                                                              FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 2001
INVESTMENT INCOME
   Net investment income allocated from Liquid Assets Portfolio:
     Interest .....................................................................................  $137,672,953
     Dividends ....................................................................................     9,647,459
     Expenses 1 ...................................................................................    (3,633,912)
                                                                                                     ------------
   Net investment income from Liquid Assets Portfolio .............................................   143,686,500
                                                                                                     ------------
EXPENSES
   Administration and services fees ...............................................................     1,643,975
   Professional fees ..............................................................................        20,421
   Registration fees ..............................................................................        14,250
   Printing and shareholder reports ...............................................................        12,976
   Trustees fees ..................................................................................        10,449
   Miscellaneous ..................................................................................        35,522
                                                                                                     ------------
Total expenses ....................................................................................     1,737,593
Less: fee waivers and/or expense reimbursements ...................................................       (93,621)
                                                                                                     ------------
Net expenses ......................................................................................     1,643,972
                                                                                                     ------------
NET INVESTMENT INCOME .............................................................................   142,042,528
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ....................................................       244,394
                                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................................  $142,286,922
                                                                                                     ============

--------------------------------------------------------------------------------
1 For the year ended December 31, 2001, the Liquid Assets Portfolio waived fees in the amount of $3,028,643, which was allocated to the Fund.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                    2001                   2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................  $    142,042,528        $    242,475,919
   Net realized gain (loss) from investment transactions .............           244,394                 (17,731)
                                                                        ----------------        ----------------
Net increase in net assets from operations ...........................       142,286,922             242,458,188
                                                                        ----------------        ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains ........................      (142,336,852)           (242,475,919)
                                                                        ----------------        ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .....................................    21,103,071,838          14,108,855,297
   Cost of shares redeemed ...........................................   (21,516,424,921)        (13,953,032,220)
                                                                        ----------------        ----------------
Net increase (decrease) in net assets from capital
   share transactions ................................................      (413,353,083)            155,823,077
                                                                        ----------------        ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (413,403,013)            155,805,346
NET ASSETS
   Beginning of year .................................................     3,475,383,005           3,319,577,659
                                                                        ----------------        ----------------
   End of year .......................................................  $  3,061,979,992        $  3,475,383,005
                                                                        ================        ================



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS




                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............     $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                       ------       ------        ------        ------       ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................       0.04         0.06          0.05          0.05         0.05
   Net realized gain (loss)
     from investment transactions ................       0.00 1      (0.00) 1       0.00 1        0.00 1      (0.00) 1
                                                       ------       ------        ------        ------       ------
Total from investment operations .................       0.04         0.06          0.05          0.05         0.05
                                                       ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     short-term gains ............................      (0.04)       (0.06)        (0.05)        (0.05)       (0.05)
                                                       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF YEAR .....................     $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                       ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ..........................       4.31%        6.49%         5.17%         5.57%        5.63%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .............................. $3,061,980   $3,475,383    $3,319,578    $3,374,160   $3,316,815
   Ratios to average net assets:
     Net investment income .......................       4.30%        6.31%         5.09%         5.43%        5.48%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Liquid Assets Portfolio ...........       0.16%        0.16%         0.16%         0.16%        0.16%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Liquid Assets Portfolio ...........       0.25%        0.25%         0.25%         0.26%        0.25%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Liquid Assets Fund Institutional (the 'Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Liquid Assets Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.




--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 3--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications of short-term gains. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                       Undistributed
Undistributed           Net Realized            Paid-in
          NII         Gains (Losses)            Capital
-------------         --------------            -------
     $124,058             $(124,058)                $--

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                            $142,336,852

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $118,821

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

            Capital                  Currency
            -------                  --------
            $16,216                       $--



--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of BT Institutional Funds and Shareholders of Liquid Assets Fund Institutional


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Liquid Assets Fund Institutional (one of the Funds comprising BT Institutional Funds, hereafter referred to as the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002



--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001


The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the Fund's ordinary dividends made during the fiscal year ended December 31, 2001, 2.08%, have been derived from investments in US Government and Agency Obligations. All or part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for the state specific information.





--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT  SECURITY                               VALUE


              CERTIFICATES OF DEPOSIT--
              EURODOLLAR--8.31%
              Bank Of Scotland:
$35,000,000    3.31%, 3/11/02 ............$    35,028,312
 25,000,000    3.63%, 5/10/02 ............     25,000,000
              Barclays Bank PLC,
 15,000,000    2.09%, 1/22/02 ............     15,002,511
              Credit Agricole Indosuez SA,
 20,000,000    4.03%, 6/13/02 ............     20,000,831
              Halifax PLC,
 15,000,000    2.27%, 4/18/02 ............     15,005,230
              ING Bank NV:
 45,000,000    3.74%, 1/14/02 ............     45,000,000
 50,000,000    3.70%, 1/22/02 ............     50,000,000
              Intesabci SpA,
 20,000,000    1.90%, 1/14/02 ............     20,000,504
              Landesbank Hessen-Thuringen
               Girozentrale,
 20,000,000    4.76%, 4/22/02 ............     20,028,775
              Svenska Handelsbanken AB,
 10,000,000    3.75%, 1/7/02 .............      9,999,844
                                          ---------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
   (Amortized Cost $255,066,007) .........    255,066,007
                                          ---------------

              CERTIFICATES OF DEPOSIT--
              YANKEE--10.76%
              Abbey National Treasury
               Services PLC,
 20,000,000    2.40%, 11/19/02 ...........     20,000,000
              Bayerische Hypo-und
               Vereinsbank AG,
 25,000,000    2.05%, 1/31/02 ............     25,000,000
              Bayerische Landesbank
               Girozentrale,
 14,000,000    5.05%, 2/26/02 ............     13,999,586
              Credit Agricole Indosuez SA,
 50,000,000    1.85%, 2/5/02 .............     50,000,000
              Credit Suisse First Boston,
               Inc.,
 25,000,000    1.82%, 1/11/02 ............     25,000,000
              Danske Bank A/S,
 15,000,000    3.53%, 5/20/02 ............     15,000,000
              Dexia Bank Belgium,
 10,000,000    4.26%, 5/22/02 ............     10,000,188
              Natexis Banque Populaires:
 25,000,000    2.275%, 1/24/02 ...........     25,000,000
 25,000,000    1.95%, 2/19/02 ............     25,000,000
              Norddeutsche Landesbank
               Girozentrale:
 11,000,000    2.17%, 11/18/02 ...........     10,977,024
 25,000,000    2.525%, 11/27/02 ..........     24,996,649
              Royal Bank Of Scotland PLC,
 25,000,000    4.28%, 4/23/02 ............     24,999,255

  PRINCIPAL
     AMOUNT  SECURITY                            VALUE

              Svenska Handelsbanken, Inc.:
$20,000,000    4.255%, 6/3/02 ............$    19,999,593
 25,000,000    3.67%, 8/19/02 ............     24,999,230
              Westdeutsche Landesbank
               Girozentrale,
 15,000,000    2.60%, 10/25/02 ...........     15,000,000
                                          ---------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
   (Amortized Cost $329,971,525) .........    329,971,525
                                          ---------------

              COMMERCIAL PAPER 1--28.66%
              Aegon Funding Corp.,
 25,000,000    1.87%, 1/14/02 ............     24,983,118
              Alliance & Leicester PLC,
  5,000,000    3.74%, 1/3/02 .............      4,998,961
              Aventis SA,
 15,000,000    1.91%, 2/15/02 ............     14,964,188
              Beta Finance, Inc.,
 25,000,000    2.37%, 1/9/02 .............     24,986,833
              Ciesco, LP,
 50,000,000    1.87%, 2/7/02 .............     49,903,903
              Compass Securitization LLC,
 15,000,000    1.89%, 1/30/02 ............     14,977,163
              Danske Bank,
 16,860,000    3.75%, 3/11/02 ............     16,738,819
              Delaware Funding Corp.,
 21,229,000    1.90%, 1/22/02 ............     21,205,471
              Depfa Bank Europe PLC:
 15,000,000    2.13%, 2/8/02 .............     14,966,275
 40,000,000    1.97%, 2/12/02 ............     39,908,067
              General Electric Capital
               Assurance Co.,
 15,000,000    1.79%, 3/8/02 .............     14,950,775
              General Electric Capital Corp.:
 15,000,000    1.82%, 1/2/02 .............     14,999,242
 10,000,000    2.45%, 1/29/02 ............      9,980,944
 25,000,000    1.84%, 5/10/02 ............     24,835,167
 25,000,000    2.08%, 5/20/02 ............     24,799,222
 10,000,000    2.04%, 5/31/02 ............      9,915,000
              Glaxo Wellcome PLC,
 15,000,000    1.84%, 2/6/02 .............     14,972,400
              K2 (USA) LLC:
 15,000,000    3.81%, 1/10/02 ............     14,985,713
 22,930,000    3.72%, 2/4/02 .............     22,849,439
 19,750,000    3.74%, 2/15/02 ............     19,657,669
              Mont Blanc Capital Corp.:
 20,000,000    1.84%, 1/22/02 ............     19,978,533
 17,324,000    1.95%, 1/25/02 ............     17,301,479
 25,000,000    1.98%, 2/4/02 .............     24,953,250
              Nestle Capital Corp.,
 15,000,000    1.75%, 4/9/02 .............     14,928,542



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT  SECURITY                               VALUE

              Pennine Funding LLC:
$10,000,000    3.65%, 1/14/02 ............$     9,986,819
 40,000,000    2.27%, 1/23/02 ............     39,944,358
              Perry Global Funding LLC:
 50,000,000    2.08%, 1/25/02 ............     49,926,333
 15,000,000    2.14%, 2/7/02 .............     14,967,008
 20,000,000    1.84%, 3/19/02 ............     19,921,289
              Quincy Capital Corp.,
 15,123,000    1.87%, 2/5/02 .............     15,095,506
              Scaldis Capital LLC:
 20,000,000    2.05%, 1/11/02 ............     19,979,611
 16,061,000    3.40%, 1/15/02 ............     16,039,764
 26,191,000    1.95%, 1/22/02 ............     26,161,208
 20,000,000    1.875%, 3/21/02 ...........     19,917,708
              Sheffield Receivables Corp.:
 20,000,000    1.82%, 1/15/02 ............     19,985,844
 21,710,000    1.92%, 6/17/02 ............     21,516,636
 10,000,000    1.90%, 7/1/02 .............      9,904,472
              Tulip Funding Corp.,
 50,000,000    1.85%, 1/31/02 ............     49,922,917
              Verizon Global Funding Corp.:
 12,418,000    1.95%, 7/19/02 ............     12,284,144
 25,000,000    2.16%, 10/17/02 ...........     24,566,500
              Verizon Network Funding Corp.:
 12,500,000    1.84%, 2/7/02 .............     12,476,361
 10,000,000    2.14%, 3/28/02 ............      9,948,878
 10,000,000    2.31%, 7/12/02 ............      9,876,800
                                          ---------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $879,162,329) .........    879,162,329
                                          ---------------

              EURO TIME DEPOSITS--4.84%
              Allied Irish Banks PLC,
 20,000,000    3.42%, 3/4/02 .............     20,000,000
              Banque Bruxelles Lambert,
 25,000,000    3.71%, 1/14/02 ............     25,000,000
              Landesbank Baden Wurttemberg,
 50,000,000    3.45%, 2/25/02 ............     50,000,000
              Societe Generale,
 13,537,457    1.00%, 1/2/02 .............     13,537,457
              Westdeutsche Landesbank
               Girozentrale,
 40,000,000    2.31%, 4/17/02 ............     40,000,000
                                          ---------------
TOTAL EURO TIME DEPOSITS
   (Amortized Cost $148,537,457) .........    148,537,457

  PRINCIPAL
     AMOUNT  SECURITY                               VALUE


              FLOATING RATE NOTES 2--19.01%
              American Honda Finance Corp.,
              Monthly Variable Rate:
$10,000,000    1.921%, 1/24/02 ...........$     9,999,937
 15,000,000    1.951%, 7/22/02 ...........     15,000,628
              American Honda Finance Corp.,
               Quarterly Variable Rate:
 25,000,000    2.15%, 5/21/02 ............     25,000,000
 40,000,000    2.02%, 6/10/02 ............     40,000,000
 10,000,000    2.156%, 8/27/02 ...........     10,000,000
              Asset Securitization Cooperative Corp.,
               Monthly Variable Rate:
 40,000,000    1.901%, 4/23/02 ...........     40,000,000
 15,000,000    1.896%, 5/28/02 ...........     15,000,000
              Associates Corp. of North America,
               Quarterly Variable Rate,
 20,000,000    2.23%, 2/22/02 ............     20,003,267
              Boeing Capital Corp.,
               Quarterly Variable Rate,
 20,000,000    1.99%, 9/27/02 ............     20,021,534
              Canadian Imperial Bank of Commerce,
               Monthly Variable Rate,
 50,000,000    2.059%, 10/2/02 ...........     49,979,356
              Chase Manhattan Corp.,
               Quarterly Variable Rate,
 20,000,000    1.973%, 3/22/02 ...........     20,006,421
              Citigroup Inc.,
               Monthly Variable Rate,
 20,000,000    1.911%, 7/12/02 ...........     20,000,000
              Credit Suisse First Boston, Inc.,
               Daily Variable Rate:
 25,000,000    1.66%, 3/20/02 ............     25,000,000
 10,000,000    1.98%, 5/7/02 .............     10,000,000
              JP Morgan Chase & Co.,
               Quarterly Variable Rate,
 25,000,000    2.39%, 1/28/02 ............     25,002,379
              Merrill Lynch & Co. Inc.,
               Daily Variable Rate,
 15,000,000    1.70%, 1/8/02 .............     15,000,000
              Pitney Bowes Credit Corp.,
               Quarterly Variable Rate,
 20,000,000    2.07%, 4/8/02 .............     20,004,906
              Salomon Smith Barney, Inc.,
               Quarterly Variable Rate:
 15,000,000    2.503%, 1/24/02 ...........     15,001,631
 28,200,000    2.125%, 3/18/02 ...........     28,218,894
              Toyota Motor Credit Corp.,
               Monthly Variable Rate:
 40,000,000    2.114%, 4/2/02 ............     40,000,000
 40,000,000    1.90%, 9/25/02 ............     40,000,000
              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
 25,000,000    1.85%, 12/23/02 ...........     25,000,000



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT  SECURITY                            VALUE

              Verizon Global Funding Corp.,
               Quarterly Variable Rate:
$30,000,000    1.86%, 3/20/02 ............$    29,995,610
 25,000,000    1.993%, 3/21/02 ...........     25,006,629
                                          ---------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $583,241,192) .........    583,241,192
                                          ---------------

              FUNDING AGREEMENTS 2--3.26%
              Allstate Life Insurance Co.,
  5,000,000    2.69%, 7/1/023,4 ..........      5,000,000
              GE Life & Annuity Assurance Co.,
               Quarterly Variable Rate:3,4
 25,000,000    2.161%, 6/3/02 ............     25,000,000
 20,000,000    2.161%, 9/3/02 ............     20,000,000
              Travelers Insurance Co.,
               Quarterly Variable Rate:3,4
 30,000,000    2.67%, 2/25/02 ............     30,000,000
 20,000,000    2.67%, 4/2/02 .............     20,000,000
                                          ---------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $100,000,000) .........    100,000,000
                                          ---------------

              MONEY MARKET FUNDS--9.06%
 53,066,000   AIM Liquid Assets Portfolio      53,066,000
 40,000,000   Dreyfus Cash Management Fund     40,000,000
 75,000,000   Federated Prime Cash
               Obligations Fund ..........     75,000,000
110,000,000   J P Morgan Institutional Prime
               Money Fund ................    110,000,000
                                          ---------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $278,066,000) .........    278,066,000
                                          ---------------

              REPURCHASE AGREEMENTS--11.30%
325,000,000   Tri Party Repurchase Agreement
               with Goldman Sachs & Co., dated
               12/31/01, 1.79%, principal and
               interest in the amount of
               $325,032,319, due 1/2/02
               (collateralized by a Fannie Mae
               Strip with a par value of
               $174,998,744, coupon rate of
               0.00%, due 1/1/32, with a market
               value of $166,248,807 and by
               Freddie Mac Strips with a par
               value of $318,157,894, coupon
               rates of 0.00%, due from 12/1/29
               thru 1/1/32, with a market value
               of $168,501,194) ..........    325,000,000

  PRINCIPAL
     AMOUNT  SECURITY                               VALUE

$21,764,063   Tri Party Repurchase Agreement
               with Westdeutsche Landesbank,
               Girozentrale dated 12/31/01, 1.60%,
               principal and interest in the amount
               of $21,765,998, due 1/2/02,
               (collateralized by US Treasury
               Notes with a par value of
               $10,882,032, coupon rates from
               4.75% to 7.25%, due from 6/30/03
               thru 8/15/04, with a market value
               of $15,597,100 and a US Treasury
               Bond with a par value of
               $5,441,015, coupon rate of
               10.75%, due 2/15/03, with a
               market value of $6,166,955) $   21,764,063
                                           --------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $346,764,063) .........    346,764,063
                                           --------------

              US GOVERNMENT & AGENCY OBLIGATIONS--4.42%
              Federal Farm Credit
               Discount Note,
  8,000,000    4.54%, 2/26/02 ............      7,943,502
              Federal Home Loan Bank:
 13,000,000    3.90%, 7/3/02 .............     12,998,996
 10,000,000    2.10%, 12/5/02 ............      9,975,938
              Federal Home Loan
               Mortgage Corporation,
 20,000,000    5.125%, 2/26/02 ...........     20,040,643
              Federal National
               Mortgage Association:
 20,000,000    6.375%, 1/16/02 ...........     20,018,254
 20,000,000    3.345%, 2/14/02 ...........     19,918,233
 20,000,000    3.91%, 3/22/02 ............     19,826,222
              Freddie Mac,
 25,000,000    3.56%, 1/25/02 ............     24,940,667
                                           --------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Amortized Cost $135,662,455) .........    135,662,455
                                           --------------
TOTAL INVESTMENTS
   (Cost $3,056,471,028) 5 ....   99.62%   $3,056,471,028
OTHER ASSETS IN EXCESS OF
   LIABILITIES ................    0.38        11,548,737
                                 ------    --------------
NET ASSETS ....................  100.00%   $3,068,019,765
                                 ======    ==============


--------------------------------------------------------------------------------
1 Interest rates for commercial paper represents discount rates at the time of purchase.
2 Stated maturity is final maturity not next reset date.
3 Illiquid securities.
4 Funding agreements subject to a 30- or 90-day demand feature.
5 Also aggregate cost for federal tax purposes.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES




                                                              DECEMBER 31, 2001

ASSETS
   Investments at value (amortized cost $3,056,471,028) ......... $3,056,471,028
   Interest receivable, prepaid expenses and other ..............     11,823,417
                                                                  --------------
Total assets ....................................................  3,068,294,445
                                                                  --------------
LIABILITIES
   Due to advisor ...............................................        264,345
   Accrued expenses and other ...................................         10,335
                                                                  --------------
Total liabilities ...............................................        274,680
                                                                  --------------
NET ASSETS ...................................................... $3,068,019,765
                                                                  --------------
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................. $3,068,019,765
                                                                  --------------
NET ASSETS ...................................................... $3,068,019,765
                                                                  ==============





See Notes to Financial Statements.


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 2001


INVESTMENT INCOME
   Interest ...................................................... $137,672,953
   Dividends .....................................................    9,647,459
                                                                   ------------
Total investment income ..........................................  147,320,412
                                                                   ------------
EXPENSES
   Advisory fees .................................................    4,955,340
   Administration and services fees ..............................    1,651,780
   Professional fees .............................................       12,518
   Trustees fees .................................................       10,448
   Miscellaneous .................................................       32,469
                                                                   ------------
Total expenses ...................................................    6,662,555
Less: fee waivers and/or expense reimbursements ..................   (3,028,643)
                                                                   ------------
Net expenses .....................................................    3,633,912
                                                                   ------------
NET INVESTMENT INCOME ............................................  143,686,500
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...................      244,394
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................... $143,930,894
                                                                   ============








See Notes to Financial Statements.


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                    2001                    2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................. $    143,686,500        $    244,401,404
   Net realized gain (loss) from investment transactions ..............          244,394                 (17,731)
                                                                        ----------------        ----------------
Net increase in net assets from operations ............................      143,930,894             244,383,673
                                                                        ----------------        ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .....................................   21,103,138,936          13,843,361,688
   Value of capital withdrawn .........................................  (21,673,135,416)        (13,929,582,437)
                                                                        ----------------        ----------------
Net decrease in net assets from capital transactions
   in shares of beneficial interest ...................................     (569,996,480)            (86,220,749)
                                                                        ----------------        ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................     (426,065,586)            158,162,924
NET ASSETS
   Beginning of year ..................................................    3,494,085,351           3,335,922,427
                                                                        ----------------        ----------------
   End of year ........................................................ $  3,068,019,765        $  3,494,085,351
                                                                        ================        ================




See Notes to Financial Statements.


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998         1997
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .............................. $3,068,020   $3,494,085    $3,335,922    $3,389,709   $3,331,360
   Ratios to average net assets:
     Net investment income .......................       4.35%        6.33%         5.11%         5.47%        5.52%
     Expenses after waivers
        and/or reimbursements ....................       0.11%        0.11%         0.11%         0.11%        0.11%
     Expenses before waivers
        and/or reimbursements ....................       0.20%        0.20%         0.20%         0.20%        0.20%




See Notes to Financial Statements.


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Liquid Assets Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D. REPURCHASE AGREEMENTS
The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Portfolio under the same fee structure.



--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.




--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Holders of Beneficial Interest of
Liquid Assets Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Liquid Assets Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


                                                                                           NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                       IN THE FUND
POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
PORTFOLIO TRUST 1                 DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY TRUSTEE 2

---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

---------------------------------------------------------------------------------------------------------------------------

Charles P. Biggar                 Retired (since 1987); formerly Vice President,           27
October 13, 1930                  International Business Machines ('IBM') (1975 to
Trustee BT Institutional Funds    1978) and President, National Services and the
since 1990; BT Investment         Field Engineering Divisions of IBM (1976 to 1987).
Portfolios since 1993.


---------------------------------------------------------------------------------------------------------------------------

S. Leland Dill                    Trustee, Phoenix Zweig Series Trust (since               27
March 28, 1930                    September 1989); Trustee, Phoenix Euclid Market
Trustee BT Institutional Funds    Neutral Fund (since May 1998); Retired (since
since 1999; BT Investment         1986); formerly Partner, KPMG Peat Marwick (June
Portfolios since 1993.            1956-June 1986); Director, Vintners International
                                  Company Inc. (June 1989 to May 1992); Director,
                                  Coutts (USA) International (January 1992-March
                                  2000); Director, Coutts Trust Holdings Ltd.,
                                  Director, Coutts Group (March 1991 to March 1999);
                                  General Partner, Pemco (June 1979 to June 1986).

---------------------------------------------------------------------------------------------------------------------------

Martin J. Gruber                  Nomura Professor of Finance, Leonard N. Stern            27
July 15, 1937                     School of Business, New York University (since
Trustee BT Institutional Funds    1964); Trustee, CREF (since 2000); Director, S.G.
since 1999; BT Investment         Cowen Mutual Funds (since 1985); Director, Japan
Portfolios since 1999.            Equity Fund, Inc. (since 1992); Director, Thai
                                  Capital Fund, Inc. (since 2000); Director,
                                  Singapore Fund, Inc. (since 2000).

---------------------------------------------------------------------------------------------------------------------------

Richard J. Herring                Jacob Safra Professor of International Banking and       27
February 18, 1946                 Professor, Finance Department, The Wharton School,
Trustee BT Institutional Funds    University of Pennsylvania (since 1972); Director,
since 1990; BT Investment         Lauder Institute of International Management
Portfolios since 1999.            Studies (since 2000); Co-Director, Wharton
                                  Financial Institutions Center (since 2000).

---------------------------------------------------------------------------------------------------------------------------

Bruce E. Langton                  Formerly Assistant Treasurer of IBM Corporation          27
May 10, 1931                      (until 1986); Trustee and Member, Investment
Trustee BT Institutional Funds    Operations Committee, Allmerica Financial Mutual
since 1990; BT Investment         Funds (1992 to 2001); Member, Investment Committee,
Portfolios since 1999.            Unilever US Pension and Thrift Plans (1989 to
                                  2001)3; Retired (since 1987); Director, TWA Pilots
                                  Directed Account Plan and 401(k) Plan (1988 to
                                  2000).

---------------------------------------------------------------------------------------------------------------------------

Philip Saunders, Jr.              Principal, Philip Saunders Associates (Economic and      27
October 11, 1935                  Financial Consulting) (since 1998); former
Trustee BT Institutional Funds    Director, Financial Industry Consulting, Wolf &
since 1999; BT Investment         Company (1987 to 1988); President, John Hancock
Portfolios since 1993.            Home Mortgage Corporation (1984 to 1986); Senior
                                  Vice President of Treasury and Financial Services,
                                  John Hancock Mutual Life Insurance Company, Inc.
                                  (1982 to 1986).

---------------------------------------------------------------------------------------------------------------------------

Harry Van Benschoten              Retired (since 1987); Corporate Vice President,          27
February 18, 1928                 Newmont Mining Corporation (prior to 1987);
Trustee BT Institutional Funds    Director, Canada Life Insurance Corporation of New
since 1999; BT Investment         York (since 1987).
Portfolios since 1999.

--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


                                                                                           NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                       IN THE FUND
POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
PORTFOLIO TRUST 1                 DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY TRUSTEE 2

---------------------------------------------------------------------------------------------------------------------------

  INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------

Richard T. Hale 4                 Managing Director, Deutsche Banc Alex. Brown Inc.        27
July 17, 1945                     (formerly DB Alex. Brown LLC) (June 1999 to
Trustee BT Institutional Funds    present); Deutsche Asset Management Americas (June
since 1999; BT Investment         1999 to present); Director and President,
Portfolios since 1999.            Investment Company Capital Corp. (registered
President of each of the BT       investment advisor) (April 1996 to present).
Trusts since 2000.                Director/Trustee and President, Deutsche Asset
                                  Management Mutual Funds (1989 to present);
                                  Director, Deutsche Global Funds, Ltd. (January 2000
                                  to present); Director, CABEI Fund (June 2000 to
                                  present); Director, North American Income Fund
                                  (September 2000 to present); Vice President,
                                  Deutsche Asset Management, Inc. (September 2000 to
                                  present). Chartered Financial Analyst. Formerly,
                                  Director, ISI Family of Funds.

----------------------------------------------------------------------------------------------------------------------------

NAME, BIRTH DATE AND
POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND
PORTFOLIO TRUST                   DIRECTORSHIPS DURING THE PAST 5 YEARS

----------------------------------------------------------------------------------------------------------------------------

OFFICERS

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
Daniel O. Hirsch                  Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown
March 27, 1954                    Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel,
Vice President/Secretary          United States Securities and Exchange Commission, (1993 to 1998).


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Charles A. Rizzo                  Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant;
August 5, 1957                    Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex.
Treasurer                         Brown Incorporated (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager, Coopers
                                  & Lybrand L.L.P. (PricewaterhouseCoopers LLP), 1993 to 1998.

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Amy Olmert                        Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.) ;(January 1999 to
May 14, 1963                      present); Certified Public Accountant (1989 to present). Formerly, Vice President, BT Alex.
Assistant Treasurer               Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager (1992
                                  to 1997), Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988 to 1992).

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

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1  Unless otherwise indicated, the address of each Director and Officer is One
   South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4  Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
   Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.


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                                       23

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




Liquid Assets Fund Institutional                               CUSIP #055924864
                                                               1720ANN (12/01)
                                                               Printed 2/02

Distributed by:
ICC Distributors, Inc.